Subsequent Events	6 Months Ended
Jun. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 12 - SUBSEQUENT EVENTS

On July 30, 2021 and August 8, 2021, AGM Holdings incorporated two wholly owned subsidiaries, AGM Defi Lab Pte Limited (“AGM Defi Lab”) in Singapore and AGM Defi Tech Limited (“AGM Defi Tech”) in Hong Kong. AGM Defi Lab and AGM Defi Tech provide software development and consulting services in Asian areas.

Since the employment agreement between the Company and Mr. Bin Cao, Chairman of the Company, expired, the Board of Director of the Company (the “Board”) approved the appointment of Chenjun Li, Co-CEO of the Company, as director and Chairman of the Board, effective September 15, 2021, until the next annual shareholder meeting or until his earlier death, resignation or removal.

In September 2021, the Company appointed Mr. Steven Yuan Ning Sim as the Chief Financial Officer after the resignation of the former Chief Financial Officer, Zhihe Yang. Mr. Sim has over 15 years of audit and financial management experience and is a member of the Association of Chartered Certified Accountants (ACCA). The appointment is for a term of one year or until his earlier death, resignation or removal.